STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders Equity Tables
Fair value of options on the date of grant

The fair value of options on the date of grant is estimated using the Black-Scholes option-pricing model utilizing the following weighted average assumptions:

	Year Ended
	December 31,
	2013	2012

Risk-free interest rates	0.78% - 1.24%	0.71% - 1.75%
Expected option life in years	5 years	5 years – 10 years
Expected stock price volatility	43.54% - 44.31%	43.54% - 45.86%
Expected dividend yield	0.00%	0.00%

Summary of stock option activity

The following table summarizes stock option activity for the years ended December 31:

	2013		2012
		Weighted		Weighted
		Average		Average
	Options	Exercise	Options	Exercise
	Outstanding	Price	Outstanding	Price

Options outstanding at beginning of year	5,582,500	$0.78	7,208,070	$0.69
Granted	400,000	$1.71	925,000	$1.24
Cancelled/expired/exercised	(1,700,000)	$0.67	(2,550,570)	$0.66

Options outstanding at end of year	4,282,500	$0.91	5,582,500	$0.78

Options exercisable at end of year	3,790,834	$0.84	4,826,250	$0.71

Stock options outstanding and exercisable

The following table presents information relating to all stock options outstanding and exercisable at December 31, 2013:

Weighted
		Weighted	Average		Weighted
Range of		Average	Remaining		Average
Exercise	Options	Exercise	Life in	Options	Exercise
Price	Outstanding	Price	Years	Exercisable	Price

$0.25 - $1.88	4,282,500	$0.91	3.30	3,790,834	$0.84

Outstanding warrants to purchase common stock

As of December 31, 2013, the following are the outstanding warrants to purchase shares of the Company's common stock:

Number of	Exercise
Warrants	Price	Expiration Date

1,125,000	$2.10	May 21, 2018
1,125,000	$1.40	May 21, 2018
125,000	$2.10	July 26, 2018
125,000	$1.40	July 26, 2018
2,500,000